SCHEDULE OF MONTE CARLO SIMULATION MODEL IN THE VALUATION OF PUBLIC WARRANTS (Details) - $ / shares	Oct. 24, 2025	Jun. 30, 2025
Fair Value Disclosures [Abstract]
Estimated share price	$ 9.59	$ 0.033
Exercise price	$ 11.50
Term (years)	2 years 9 months
Annual risk-free rate	3.43%
Expected warrant implied volatility based on warrants from comparable SPAC securities	11.57%